SCHEDULE 1	12 Months Ended
Jun. 30, 2012
Note To Schedule 1 [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
NOAH EDUCATION HOLDINGS LIMITED
BALANCE SHEETS

	As of June 30,
	2011	2012	2012
	RMB	RMB	US$
Assets
Current assets
Cash and cash equivalents	67,509,322	47,996,131	7,554,877
Amounts due from subsidiaries	137,550,433	188,283,453	29,636,936
Amounts due from a related party	47,532,200	-	-
Prepaid expenses and other current assets	954,470	432,509	68,079

Total current assets	253,546,425	236,712,093	37,259,892
Investments in subsidiaries	516,032,897	472,757,114	74,414,782
Investments	12,943,200	10,929,427	1,720,357

Total assets	782,522,522	720,398,634	113,395,031

Liabilities and Shareholders' Equity
Current Liabilities
Other payables and accruals	8,856,690	2,380,545	374,712
Deferred revenue	1,386,631	1,355,198	213,316

Total current liabilities	10,243,321	3,735,743	588,028

Non-current Liability
Deferred revenue	3,120,278	1,694,212	266,679

Total liabilities	13,363,599	5,429,955	854,707

Shareholders' Equity
Ordinary shares, US$0.00005 par value; 1,000,000,000 shares authorized as of June 30, 2011 and 2012; 36,427,851 and 36,569,866 shares issued and outstanding as of June 30, 2011 and 2012 respectively	14,799	14,843	2,336
Additional paid-in capital	1,042,785,726	1,046,863,605	164,782,560
Accumulated other comprehensive loss	(119,328,924)	(124,039,206)	(19,524,510)
Accumulated losses	(154,312,678)	(207,870,563)	(32,720,062)

Total shareholders' equity	769,158,923	714,968,679	112,540,324

Total liabilities and shareholders' equity	782,522,522	720,398,634	113,395,031

NOAH EDUCATION HOLDINGS LIMITED
STATEMENTS OF INCOME

	Years ended June 30,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

General and administrative expenses	(15,757,634)	(16,074,443)	(9,291,827)	(1,462,589)
Other operating expenses	-	(9,225,574)	(465,856)	(73,328)

Operating loss	(15,757,634)	(25,300,017)	(9,757,683)	(1,535,917)
Investment income (loss)	1,135,078	(3,397,269)	(809,270)	(127,384)
Interest income	669	674	176,203	27,735
Non-operating income	5,597,938	1,538,027	1,470,767	231,508
Loss on disposal of ELP business	-	(486,628,367)	-	-

Loss before income tax	(9,023,949)	(513,786,952)	(8,919,983)	(1,404,058)
Income tax expenses	-	-	-	-

Loss after tax	(9,023,949)	(513,786,952)	(8,919,983)	(1,404,058)
Share of net profits (loss) of subsidiaries, net of taxes	14,683,774	102,449,908	(44,637,902)	(7,026,271)

Net income (loss)	5,659,825	(411,337,044)	(53,557,885)	(8,430,329)

NOAH EDUCATION HOLDINGS LIMITED
STATEMENTS OF SHAREHOLDERS' EQUITY AND COMPREHENSIVE INCOME

				Accumulated
			Additional	Other	Accumulated	Total
	Ordinary shares		paid-in	comprehensive	Income	shareholders'	Comprehensive
	Share	Amount	capital	(losses)	loss	Equity	income (loss)
		RMB	RMB	RMB	RMB	RMB	RMB

As of July 1, 2009	35,589,120	14,504	1,029,778,033	(93,632,438)	250,934,118	1,187,094,217
Issue of shares	2,647,743	905	37,384,095	-	-	37,385,000
Share repurchase	(1,394,300)	(477)	(38,698,132)	-	-	(38,698,609)
Exercise of share options	771,138	263	10,506,239	-	-	10,506,502
Net income	-	-	-	-	5,659,825	5,659,825	5,659,825
Share-based compensation	-	-	10,395,821	-	-	10,395,821
Cumulative translation adjustment, net of tax	-	-	-	(4,714,440)	-	(4,714,440)	(4,714,440)
Unrealized gain on available-for-sale investment, net of tax	-	-	-	9,395,254	-	9,395,254	9,395,254

As of June 30, 2010	37,613,701	15,195	1,049,366,056	(88,951,624)	256,593,943	1,217,023,570	10,340,639

Issue of shares as employee compensation	150,000	49	2,429,120	-	-	2,429,169
Share repurchase	(1,375,478)	(458)	(18,404,391)	-	-	(18,404,849)
Exercise of share options	39,628	13	386,445	-	-	386,458
Net loss	-	-	-	-	(411,337,044)	(411,337,044)	(411,337,044)
Share-based compensation	-	-	9,008,496	-	-	9,008,496
Cumulative translation adjustment, net of tax	-	-	-	(36,155,598)	-	(36,155,598)	(36,155,598)
Unrealized loss on available-for-sale investment, net of tax	-	-	-	(12,523,254)	-	(12,523,254)	(12,523,254)
Disposal of subsidiaries	-	-	-	18,301,552	-	18,301,552
Acquisition of subsidiaries	-	-	-	-	430,423	430,423	18,301,552

As of June 30, 2011	36,427,851	14,799	1,042,785,726	(119,328,924)	(154,312,678)	769,158,923	(441,714,344)

Issue of shares as employee compensation
Share repurchase	(26,195)	(9)	(254,502)	-	-	(254,511)
Exercise of share options	168,210	53	1,572,375	-	-	1,572,428
Net loss	-	-	-	-	(53,557,885)	(53,557,885)	(53,557,885)
Share-based compensation	-	-	2,760,006	-	-	2,760,006
Cumulative translation adjustment, net of tax	-	-	-	(3,899,857)	-	(3,899,857)	(3,899,857)
Unrealized loss on available-for-sale investment, net of tax	-	-	-	(810,425)	-	(810,425)	(810,425)

As of June 30, 2012	36,569,866	14,843	1,046,863,605	(124,039,206)	(207,870,563)	714,968,679	(58,268,167)

As of June 30, 2012 (US$)		2,336	164,782,560	(19,524,509)	(32,720,063)	112,540,324	(9,171,756)

NOAH EDUCATION HOLDINGS LIMITED
STATEMENTS OF CASH FLOWS

	Years ended June 30,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Cash flows from operating activities:
Net income (loss)	5,659,825	(411,337,044)	(53,557,885)	(8,430,329)
Adjustments to reconcile net income to net cash used in operating activities:
Share of net (loss) profits of subsidiaries	(14,683,774)	(102,449,908)	44,637,902	7,026,271
Gain on trading investments, net	(868,255)	(653,861)	-	-
Impairment loss on other investment	-	4,409,508	809,270	127,384
Share-based compensation	10,395,821	11,437,616	2,760,006	434,441
Loss on disposal of ELP business	-	486,628,367	-	-
Changes in current assets and liabilities:
Trading investments	3,354,018	6,147,040	-	-
Prepaid expenses and other current assets	(2,640,603)	2,110,219	521,961	82,160
Other payables and accruals	(493,509)	(14,016,572)	(6,476,145)	(1,019,384)
Deferred revenue	(1,459,299)	(1,727,027)	(1,457,499)	(229,419)

Net cash used in operating activities	(735,776)	(19,451,662)	(12,762,390)	(2,008,876)

Cash flows from investing activities:
Deposit for investment	18,581,952	-	-	-

Amount paid for acquisition of Little New Star Education Group	(33,000,000)	-	-	-
Repayment from subsidiaries	76,831,395	(270,609)	-	-
Disposal of subsidiaries	-	40,000,000	-	-
Acquisition of held-to-maturity investments	(20,480,700)	-	-	-

Net cash provided by investing activities	41,932,647	39,729,391	-	-

Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net of issuance costs	-	49	-	-
Proceeds from exercise of share options	10,506,502	386,458	1,572,428	247,510
Shares repurchase	(38,698,609)	(18,404,849)	(254,511)	(40,062)

Net cash (used in) provided by financing activities	(28,192,107)	(18,018,342)	1,317,917	207,448

Net increase (decrease) in cash and cash equivalents	13,004,764	2,259,387	(11,444,473)	(1,801,428)
Effect of exchange rate changes on cash and cash equivalents	(10,309,175)	(8,040,649)	(8,068,718)	(1,270,064)
Cash and cash equivalents at the beginning of year	70,594,995	73,290,584	67,509,322	10,626,369

Cash and cash equivalents at the end of year	73,290,584	67,509,322	47,996,131	7,554,877

NOAH EDUCATION HOLDINGS LIMITED
NOTE TO SCHEDULE 1

Schedule 1 has been provided pursuant to the requirements of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to financial position, changes in financial position and results and operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25 percent of consolidated net assets as of end of the most recently completed fiscal year. As of June 30, 2011 and 2012, RMB494,127,942 and RMB583,717,942 (US$91,880,677) of the restricted capital and reserves are not available for distribution, respectively, and as such, the condensed financial information of the Company has been presented for the years ended June 30, 2010, 2011 and 2012.